Provisions - Summary Of Changes In Other Obligation (Details) - Other provisions except for provision for decommissioning restoration and rehabilitation costs [Member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	₩ 221,494	₩ 172,455	₩ 63,637
Changes in other provisions [abstract]
Provisions provided	85,706	232,629	109,875
Provisions used	(10,375)	(181,433)	(6,123)
Reversal of provisions unused	(718)	(2,345)	(171)
Foreign currencies translation adjustments	11,957	606	1,193
Transfer	0	(344)	0
Business combination	0	0	3,820
Others	131	(74)	224
Ending balance	₩ 308,195	₩ 221,494	₩ 172,455